Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated January 2, 2020 to the prospectus dated April 1, 2019, as revised and supplemented for Lord Abbett Core Plus Bond Fund and Total Return Fund and, each a series of Lord Abbett Investment Trust that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. (0000930413-20-000005).